Asset Classified as Held for Sale - Summary of Value of Asset and Related Reserves of Disposal (Detail) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Disclosure of assets and liabilities classified as held for sale [Abstract]
Interest in joint venture, representing asset classified as held for sale	¥ 89,381	$ 14,122
Gain on disposal:
Total consideration less cost of disposal	182,679	28,862
Interest in joint venture derecognized	(89,381)	(14,122)
Realization of foreign currency translation reserves upon disposal	22,720	3,590
Waiver of amount due by joint venture	(8,042)	(1,271)
Gain on disposal of joint venture (Note 8.2(a))	107,976	17,059
Total consideration less cost of disposal, representing net cash inflow on disposal of the joint venture	¥ 182,679	$ 28,862